Basis of presentation (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 08, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Date of incorporation	Jul. 31, 2013
Date of commenced operations	Feb. 02, 2014
Cash and cash equivalents	$ 2,885			$ 3,985
Restricted cash	159			124
Short-term deposits	2,465			7,146
Marketable securities debt	5,881			7,025
Profit loss	4,700	$ 3,600
Retained earnings accumulated deficit	$ 215,411			$ 210,778
Colospan Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of voting equity interest acquired			92.00%